Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 20 — SUBSEQUENT EVENTS We have evaluated subsequent events for recognition and disclosure through September 11, 2026, the date our condensed consolidated financial statements were issued.